Long-term Investments (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investments in associated companies
Equity share of losses from associated companies				¥ 12,200	¥ 85,800	¥ 76,100
Equity investments
Gain related to the partial disposal of the Group's investment in an equity investee			$ 1,475	9,595	234,050
Impairment provision			$ 8,997	¥ 58,537	¥ 278,906	12,037
Yixin
Investments in associated companies
Percentage of equity interest acquired	35.00%	27.00%
Consideration in cash	¥ 127,500	¥ 200,000
Allocation of the purchase price
Tangible assets	8,579	58,320
Intangible assets	15,564	15,876
Goodwill	107,280	129,773
Deferred tax liabilities	(3,891)	(3,969)
Total	¥ 127,532	¥ 200,000
MAXWIN
Investments in associated companies
Percentage of equity interest acquired					49.00%
Consideration in cash					¥ 344,600
Percentage of equity interest disposed			49.00%	49.00%
Cash consideration from equity interest disposed				¥ 340,400
Certain of equity investments | Investment income, net
Equity investments
Impairment provision				¥ 58,500	¥ 12,200	¥ 12,000